Investment Portfolioas of July 31, 2026 (Unaudited)
DWS Short-Term Municipal Bond Fund
	Principal Amount ($)	Value ($)

Municipal Investments 102.5%
Alabama 7.0%
Alabama, Black Belt Energy Gas District Gas Project Revenue:
Series D-1, 4.0%, Mandatory Put 6/1/2027 @ 100, 7/1/2052, GTY: Royal Bank of Canada, LIQ: Royal Bank of Canada	665,000	669,495
Series B-1, 4.0%, Mandatory Put 10/1/2027 @ 100, 4/1/2053, GTY: Goldman Sachs Group, Inc.	2,885,000	2,904,490
Series G, 5.0%, 6/1/2031, GTY: Canadian Imperial Bank	1,000,000	1,044,150
Series A, 5.0%, 12/1/2034, GTY: The PNC Financial Services Group, Inc.	1,000,000	1,034,483
Alabama, University of South Alabama, Revenue, Series B, 5.0%, 11/1/2032 (a)	520,000	569,042
Jefferson County, AL, Sewer Revenue, 5.0%, 10/1/2026	1,500,000	1,504,758
Southeast Alabama, Energy Authority A Cooperative District Revenue, Series B-1, 5.0%, Mandatory Put 8/1/2028 @ 100, 5/1/2053, GTY: Goldman Sachs Group, Inc.	1,365,000	1,402,755
		9,129,173
Alaska 2.5%
Alaska, General Obligation, Series A, 5.0%, 8/1/2027	1,000,000	1,024,051
Alaska, State Borough of Matanuska-Susitna AK Revenue, Department of Administration, Series B, 5.0%, 9/1/2032	2,000,000	2,199,351
		3,223,402
Arizona 2.3%
Arizona, Industrial Development Authority Revenue, Banner Health Obligated Group, Series D, 5.0%, 1/1/2032 (a)	1,000,000	1,079,308
Arizona, Industrial Development Authority, Hospital Revenue Bonds, Phoenix Children Hospital, Series A, 5.0%, 2/1/2027	200,000	202,022
Arizona, Industrial Development Authority, Revenue Bonds, TWG Glendale LP, 5.0%, Mandatory Put 9/1/2026 @ 100, 3/1/2045	550,000	550,820
Maricopa County, AZ, Industrial Development Authority, Revenue Bonds, HonorHealth Obligated Group, Series D, 5.0%, 12/1/2027	1,150,000	1,183,353
		3,015,503
California 5.5%
California, Bay Area Toll Authority, Toll Bridge Revenue, Series A, 2.7% (b), 8/3/2026, LOC: Barclays Bank PLC	600,000	600,000
California, Los Angeles Department of Water & Power Power System Revenue, Series E, 5.0%, 7/1/2029	1,455,000	1,536,388
California, Municipal Finance Authority Revenue, PRS-California Obligated Group, Series B-2, 5.5%, 4/1/2029	2,000,000	1,995,125
California, Municipal Finance Authority, Aldersly Project, Series B-1, 4.0%, 11/15/2028	590,000	590,285
California, Pollution Control Financing Authority Revenue, Republic Services, Inc., Series A-1, AMT, 2.95%, Mandatory Put 10/15/2026 @ 100, 11/1/2042	1,000,000	1,000,033
California, State Housing Finance Agency, Multi Family Housing Revene Bonds, Series V, 5.0%, Mandatory Put 11/1/2026 @ 100, 5/1/2054	300,000	300,447
California, State Infrastructure & Economic Development Bank Revenue, 1.75%, Mandatory Put 8/1/2026 @ 100, 8/1/2055	1,100,000	1,100,000
		7,122,278

Colorado 2.4%
Colorado, Housing and Finance Authority Revenue Bonds:
“I", Series C-2, 3.125%, 10/1/2027	1,830,000	1,834,385
“III", Series E, 6.5%, 11/1/2055	1,000,000	1,117,231
Colorado, Public Highway Authority Revenue, Series B, 1 day USD SOFR + 0.7%, 3.145% (c), Mandatory Put 9/1/2028 @ 100, 9/1/2039	125,000	124,736
		3,076,352
Connecticut 0.8%
Connecticut, State Health & Educational Facilities Authority, Yale University, Series A-3, 2.95%, Mandatory Put 7/1/2027 @ 100, 7/1/2049	1,000,000	1,001,269
Connecticut, State Housing Finance Authority, Housing Finance Mortgage Program, Series C-1, 4.0%, 11/15/2047	50,000	50,043
Connecticut, State Housing Finance Program Authority Revenue, Series A-1, 4.0%, 11/15/2047	45,000	45,038
		1,096,350
Delaware 0.8%
Delaware, State Housing Authority Revenue, Series A, 5.75%, 1/1/2057	1,000,000	1,082,153
Florida 3.1%
Florida, Capital Projects Finance Authority, Student Housing Revenue, Capital Project Loan Program, Series A-1, 5.0%, 10/1/2026	500,000	501,096
Florida, Development Finance Corp., AAF Operations Holdings LLC, 144A, AMT, 12.0%, Mandatory Put 7/15/2028 @ 109, 7/15/2032 * (d)	500,000	140,000
Florida, Village Community Development District No. 15, Special Assessment Revenue, 144A, 3.75%, 5/1/2029	380,000	380,725
Miami-Dade County, FL, Housing Finance Authority, Rainbow Village Project, Series B, 3.55%, Mandatory Put 3/1/2028 @ 100, 3/1/2029	250,000	251,843
Miami-Dade County, FL, School Board of Miami-Dade County, Certificates of Participation, Series A, 5.0%, 5/1/2029	1,235,000	1,301,970
Miami-Dade County, FL, Water & Sewer System Revenue, Series B, 5.0%, 10/1/2027	500,000	513,554
Venice City, FL, Southwest Florida Retirement Center, Inc. Obligated Group, Series B-3, 144A, 4.25%, 1/1/2030	900,000	900,008
		3,989,196
Georgia 2.6%
Burke County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp., Series E, 3.6%, Mandatory Put 2/1/2030 @ 100, 11/1/2045	750,000	754,995
Georgia, Geo L Smith II Congress Center Authority, Convention Center Hotel First Tier Revenue, Series A, 2.375%, 1/1/2031	750,000	697,937
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue, Series C, 4.0%, Mandatory Put 9/1/2026 @ 100, 3/1/2050, GTY: Citigroup Global Markets	2,000,000	2,001,904
		3,454,836
Hawaii 3.6%
Hawaii, State Department of Budget & Finance Revenue, Queen's Health Systems Obligated Group:
Series C, 2.95% (b), 8/3/2026, LOC: TD Bank NA	2,600,000	2,600,000
Series B, 3.0% (b), 8/3/2026, LOC: Barclays Bank PLC	2,050,000	2,050,000
		4,650,000
Illinois 2.9%
Chicago, Midway International Airport Revenue, Series A, AMT, 5.0%, 1/1/2028	675,000	694,343
Chicago, O'Hare International Airport Revenue, Series D, 5.0%, 1/1/2028	400,000	412,192

Illinois, General Obligation, Series D, 5.0%, 11/1/2026	2,000,000	2,009,982
Illinois, State Finance Authority Revenue, Water Revolving Fund - Clean Water Program, Series C, 5.0%, 7/1/2030	640,000	688,228
		3,804,745
Indiana 1.5%
Indiana, Finance Authority Revenue, Ascension Health Credit Group, Series A-1, 5.0%, 11/15/2028	350,000	366,354
Indiana, Finance Authority Revenue, Deaconess Health System, Series B, SIFMA Municipal Swap Index + 0.3%, 2.46% (c), Mandatory Put 3/1/2027 @ 100, 3/1/2039	605,000	603,735
Indiana, Local Public Improvement Bond Bank Revenue, Series D, 5.0%, 1/15/2028	1,000,000	1,032,303
		2,002,392
Kentucky 3.1%
Boone County, KY, Pollution Control Revenue, Duke Energy Kentucky, Inc., Project, Series A, 3.7%, 8/1/2027	750,000	752,717
Kentucky, Higher Education Student Loan Corp. Revenue, Taxable Asset Back Notes, “A1A”, Series 2021-1, 1.65%, 3/25/2051	436,829	419,386
Louisville & Jefferson County, KY, Metropolitan Government Control Revenue, Louisville Gas & Celectric Co., Series B, AMT, 1.35%, 11/1/2027	3,000,000	2,901,267
		4,073,370
Louisiana 0.8%
Louisiana, Parish of St. John The Baptist LA, Series 2017D, 3.0%, Mandatory Put 7/2/2029 @ 100, 6/1/2037	1,000,000	993,585
Maryland 0.8%
Maryland, State Health & Higher Educational Facilities Authority Revenue, University of Maryland Medical System Obligated Group, Series 2025B, 5.0%, Mandatory Put 7/1/2031 @ 100, 7/1/2045	1,000,000	1,059,632
Massachusetts 1.5%
Massachusetts, State Development Finance Agency, GingerCare Living, Inc. Obligated Group, Series B-3, 144A, 4.75%, 12/1/2029	1,000,000	1,000,158
Quincy, MA, General Obligation, 5.0%, 8/13/2027	1,000,000	1,020,559
		2,020,717
Michigan 6.1%
Michigan, Great Lakes Water Authority, Sewage Disposal System Revenue, Series A, 5.0%, 7/1/2027	2,250,000	2,298,746
Michigan, State Finance Authority Revenue, Beaumont-Spectrum, Series C, SIFMA Municipal Swap Index + 0.75%, 2.91% (c), Mandatory Put 4/15/2027 @ 100, 4/15/2047	1,340,000	1,337,490
Michigan, State Finance Authority Revenue, Hospital McLaren Health Care Corp., Series D-2, 1.2%, Mandatory Put 4/13/2028 @ 100, 10/15/2038	1,250,000	1,197,313
Michigan, State Finance Authority, Trinity Health Corp. Obligated Group, Series A, 5.0%, 12/1/2026	2,000,000	2,013,663
Michigan, State Hospital Finance Authority Revenue, Corewell Health Obligated Group, Series B, 5.0%, Mandatory Put 6/1/2032 @ 100, 8/15/2055	1,000,000	1,073,910
		7,921,122
Mississippi 0.4%
Lowndes County, MS, Solid Waste Disposal And Pollution Control Refunding Revenue Bonds, International Company Project, 2.65%, Mandatory Put 4/1/2027 @ 100, 4/1/2037, GTY: International Paper Co.	500,000	498,032

Missouri 2.0%
Missouri, Higher Education Loan Authority Revenue, Taxable Student Loan Asset Back Notes, “A1A”, Series 2021-1, 1.53%, 1/25/2061	781,727	729,084
Missouri, State Health & Educational Facilities Authority Revenue, CoxHealth Obligated Group, Series A, 5.0%, 11/15/2032	250,000	270,903
Missouri, State Housing Development Commission Revenue, Series C, 6.0%, 5/1/2057	1,500,000	1,658,925
		2,658,912
Nebraska 0.8%
Nebraska, Central Plains Energy Project Revenue, Series A-1, 5.0%, Mandatory Put 8/1/2031 @ 100, 8/1/2055, GTY: Royal Bank of Canada	1,000,000	1,052,742
New Hampshire 0.3%
New Hampshire, State Health and Education Facilities Authority Act Revenue, Trustees of Dartmouth College, Series A, 3.3%, Mandatory Put 8/3/2027 @ 100, 6/1/2040	405,000	405,407
New Jersey 3.2%
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 3.125%, 7/1/2029	195,000	192,691
New Jersey, State Higher Education Student Assistance Authority Revenue, Series A, AMT, 5.0%, 12/1/2031	250,000	265,719
New Jersey, State Turnpike Authority Revenue:
Series A, 5.0%, 1/1/2029 (a)	2,500,000	2,594,468
Series C, 5.0%, 1/1/2031	1,000,000	1,080,797
		4,133,675
New Mexico 0.1%
New Mexico, Mortgage Finance Authority, Single Family Mortgage, “I”, Series A-1, 4.0%, 1/1/2049	160,000	160,639
New York 8.9%
New York, Port Authority of New York & New Jersey Revenue:
Series 242, AMT, 5.0%, 12/1/2026	1,000,000	1,006,831
Series 249, AMT, 5.0%, 10/15/2032	1,250,000	1,353,547
New York, State Dormitory Authority Revenue, Series A, 5.0%, 10/1/2027, INS: AG	750,000	771,638
New York, State Dormitory Authority Revenue, Northwell Health Obligated Group, Series A, 5.0%, 5/1/2027	1,000,000	1,016,440
New York, State Housing Finance Agency Revenue:
Series D-2, 3.35%, Mandatory Put 11/1/2032 @ 100, 5/1/2066	1,000,000	970,209
Series B-2, 3.6%, Mandatory Put 5/1/2029 @ 100, 11/1/2064	1,000,000	1,001,983
New York City, NY, General Obligation, Series A, 5.0%, 8/1/2027	1,000,000	1,021,968
New York City, NY, Municipal Water Finance Authority Revenue, Series CC, 2.95% (b), 8/3/2026, SPA: TD Bank NA	2,200,000	2,200,000
New York City, NY, Transitional Finance Authority Building Aid Revenue, Series S-2, 5.0%, 7/15/2032	1,250,000	1,386,474
Oyster Bay, NY, Public Improvement Refunding Bonds, 4.0%, 11/1/2027, INS: BAM	315,000	321,116
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute, Series A, 5.0%, 9/1/2027	500,000	510,631
		11,560,837
North Carolina 1.6%
North Carolina, Housing Authority Revenue, BRAD Avenue Flats LLC, 2.95%, Mandatory Put 5/1/2028 @ 100, 5/1/2044	2,000,000	1,995,634
North Carolina, State Housing Finance Agency, Home Ownership Revenue, Series 38-B, 4.0%, 7/1/2047	30,000	30,053
		2,025,687

North Dakota 0.1%
North Dakota, State Housing Finance Agency, Home Mortgage Housing Finance Program, Series A, 4.0%, 7/1/2047	110,000	109,990
Ohio 1.7%
Hamilton County, OH, Sewer System Revenue, Series B, 5.0%, 12/1/2027	1,125,000	1,158,968
Ohio, State General Obligation, Series A, 5.0%, 3/1/2035	1,000,000	1,010,569
		2,169,537
Oklahoma 2.4%
Oklahoma, State Industries Authority Revenue, Oklahoma City Public Schools Project, 5.0%, 4/1/2029	2,500,000	2,631,659
Oklahoma, State Turnpike Authority Revenue, Series B, 5.0%, 1/1/2032	400,000	436,841
		3,068,500
Pennsylvania 5.8%
Luzerne County, PA, General Obligation, Series A, 5.0%, 12/15/2026, INS: AG	1,000,000	1,007,845
Pennsylvania, State Economic Development Financing Authority Revenue, UPMC Obligated Group, Series 2025-A, 5.0%, Mandatory Put 3/15/2032 @ 100, 3/15/2060	1,500,000	1,604,925
Pennsylvania, State Economic Development Financing Authority Revenue, Waste Management Inc., Series A-2, 4.6%, Mandatory Put 10/1/2026 @ 100, 10/1/2046, GTY: Waste Management Holdings	2,000,000	2,002,270
Pennsylvania, State Higher Educational Facilities Authority Revenue, Health System Obligated Group, Series B, 5.0%, 8/15/2033 (a)	1,500,000	1,613,969
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 119, AMT, 3.5%, 10/1/2041	45,000	44,970
Series 122, AMT, 4.0%, 10/1/2046	305,000	304,889
Pittsburgh & Allegheny Counties, PA, Sports & Exhibition Authority Revenue, Hotel Room Excise Tax, Series B, 5.0%, 2/1/2029, INS: AG	875,000	917,925
		7,496,793
Rhode Island 0.4%
Rhode Island, Commerce Corp. Revenue, Series A, 5.0%, 6/15/2031	500,000	543,110
South Carolina 0.4%
South Carolina, State Jobs-Economic Development Authority Revenue, Bon Secours Mercy Health, Inc., Series B-2, 5.0%, Mandatory Put 11/1/2032 @ 100, 11/1/2049	500,000	542,592
South Dakota 0.1%
South Dakota, Housing Development Authority, Homeownership Mortgage, Series B, 4.0%, 11/1/2047	105,000	104,998
Texas 17.0%
Austin City, TX, Airport System Revenue, Series A, 5.0%, 11/15/2030	1,000,000	1,005,305
Austin City, TX, General Obligation, 5.0%, 11/1/2032	1,500,000	1,652,679
Dallas City, TX, General Obligation, Series B, 5.0%, 2/15/2027	2,500,000	2,531,106
Fort Bend, TX, Independent School District Variable Rate, Unlimited Tax Building and Refunding Bonds, Series B, 4.0%, Mandatory Put 8/1/2027 @ 100, 8/1/2054	2,480,000	2,503,500
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Baylor College of Medicine Obligated Group, Series A, 5.0%, Mandatory Put 5/15/2032 @ 100, 11/15/2054	1,500,000	1,594,957
Harris County, TX, Toll Road Revenue, Series A, 5.0%, 8/15/2027	1,500,000	1,535,886
Houston, TX, Airport System Revenue, United Airlines, Inc., Series B, AMT, 5.25%, 7/15/2027	500,000	507,233
New Hope, TX, Cultural Education Facilities Finance Corp. Revenue, Bella Vida Forefront Living Obligated Group, Series 2025-B3, 4.25%, 10/1/2030	1,000,000	1,000,044

San Antonio City, TX, Electric & Gas Systems Revenue:
Series A, 2.9%, Mandatory Put 12/1/2027 @ 100, 2/1/2055	1,000,000	991,773
Series A, 3.08%, Mandatory Put 12/1/2028 @ 100, 2/1/2055	900,000	895,474
Texas, Dallas Fort Worth International Airport Revenue, Series A-2, AMT, 5.0%, Mandatory Put 11/1/2032 @ 100, 11/1/2050	1,250,000	1,338,226
Texas, Dallas Independent School District, General Obligation, Series A-4, 5.0%, Mandatory Put 2/15/2029 @ 100, 2/15/2055	1,000,000	1,044,662
Texas, Denton Independent School District, General Obligation, Series B2, 4.0%, Mandatory Put 8/15/2030 @ 100, 8/15/2055	700,000	718,447
Texas, State General Obligation, Series 2014-B, 2.8%, Mandatory Put 10/1/2030 @ 100, 10/1/2041	1,500,000	1,479,214
Texas, State Municipal Gas Acquisition & Supply Corp., III Gas Supply Revenue, 5.0%, 12/15/2029, GTY: Macquarie Group Ltd.	500,000	518,381
Texas, State University System Revenue, Series C, 5.0%, 3/15/2030 (a)	1,000,000	1,052,003
Texas, University of Texas Revenue, Financing System, Series A, 5.0%, 8/15/2028	1,750,000	1,829,200
		22,198,090
Utah 0.8%
Utah, State Housing Corp. Revenue, Series C, 6.5%, 7/1/2055	960,000	1,074,109
Virginia 3.5%
Halifax County, VA, Industrial Development Authority Revenue, Virginia Electric and Power Co., Series A, 3.8%, Mandatory Put 5/28/2027 @ 100, 12/1/2041	3,125,000	3,145,568
Virginia, Small Business Financing Authority Revenue Bond, Series B-1, 4.1%, 12/1/2030	370,000	380,152
Virginia, Small Business Financing Authority Revenue, Elizabeth River Crossings OpCo., LLC Project, AMT, 4.0%, 7/1/2029	1,000,000	1,006,841
		4,532,561
Washington 1.3%
Seattle, WA, Seattle Municipal Light & Power Revenue, Series B, SIFMA Municipal Swap Index + 0.25%, 2.41% (c), Mandatory Put 11/1/2026 @ 100, 5/1/2045	345,000	345,000
Washington, Energy Northwest Revenue, Bonneville Power Administration, Series B, 5.0%, 7/1/2027	500,000	510,696
Washington, Klickitat County Public Utility District No 1, Revenue Bonds, 5.0%, 12/1/2026, INS: AG	785,000	790,259
		1,645,955
West Virginia 1.2%
West Virginia, Economic Development Authority Revenue, Commercial Metals Co., AMT, 4.625%, Mandatory Put 5/15/2032 @ 100, 4/15/2055	1,000,000	1,020,451
West Virginia, State Economic Development Authority Revenue, Kentucky Power Co., Series A, AMT, 3.75%, Mandatory Put 6/13/2030 @ 100, 4/1/2036	500,000	496,467
		1,516,918
Wisconsin 3.2%
Wisconsin, Public Finance Authority Revenue, Tax-Exempt Pooled Securities, “A”, Series 2024-2, 4.0%, Mandatory Put 8/1/2027 @ 100, 8/1/2059	1,624,796	1,625,179
Wisconsin, State General Obligation:
Series 2025-2, 5.0%, 5/1/2027	2,000,000	2,035,560
Series 1, 5.0%, 5/1/2030 (a)	500,000	532,779
		4,193,518
Total Municipal Investments (Cost $134,180,825)		133,407,408

Government & Agency Obligations 2.2%
U.S. Treasury Obligations
U.S. Treasury Notes:
3.375%, 2/29/2028	2,600,000	2,565,875
3.625%, 12/31/2030	350,000	339,035
Total Government & Agency Obligations (Cost $2,929,935)		2,904,910

	Shares	Value ($)

Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 2.13% (e) (Cost $30,557)	30,557	30,557

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $137,141,317)	104.7	136,342,875
Other Assets and Liabilities, Net	(4.7)	(6,147,542)
Net Assets	100.0	130,195,333
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)	When-issued, delayed delivery or forward commitment securities included.
(b)
Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of July 31, 2026.
Date shown reflects the earlier of demand date or stated maturity date.

(c)
Variable or floating rate security. These securities are shown at their current rate as of July 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(d)	Defaulted security or security for which income has been deemed uncollectible.
(e)	Current yield; not a coupon rate.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AG: Assured Guaranty, Inc.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
SIFMA: Securities Industry and Financial Markets Association
SOFR: Secured Overnight Financing Rate
SPA: Standby Bond Purchase Agreement

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2026 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$133,407,408	$—	$133,407,408
Government & Agency Obligations	—	2,904,910	—	2,904,910
Open-End Investment Companies	30,557	—	—	30,557
Total	$30,557	$136,312,318	$—	$136,342,875

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DSTMBF-PH3